UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   DECEMBER 31, 2009
                                              ----------------------------------

Check here if Amendment [  ]; Amendment Number:  ____
    This Amendment (Check only one.): [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      DR. JEFFREY R. JAY, M.D
                  -----------------------------------------------------
Address:                   165 MASON STREET - 3RD FLOOR
                  -----------------------------------------------------
                           GREENWICH, CT  06830
                  -----------------------------------------------------

13F File Number:  028-12517
                  ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
          ----------------------------------------------------------------------
Title:
          ----------------------------------------------------------------------
Phone:
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

  /S/ DR. JEFFREY R. JAY, M.D.        GREENWICH, CT         FEBRUARY 16, 2010
-------------------------------     -----------------     ---------------------
       [Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


     13F File Number             Name

     28-
     ---------------             -----------------------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          2
                                    --------------

Form 13F Information Table Entry Total:           64
                                            ------------------

Form 13F Information Table Value Total:     $     147,739
                                            ------------------
                                               (thousands)


List of Other Included Managers:      Mr. David Kroin
                                      Great Point Partners, LLC


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       13F File Number          Name

1         028-13262                Mr. David Kroin
2         028-11743                Great Point Partners, LLC

                                                       Market      Share/                               Other     Voting Authority
                                  Title                 Value       Prn   Share/  Put/   Investment     Mana-     ----------------
Name of Issuer                   of Class   Cusip       (USD)      Amount  Prn    Call   Discretion     gers    Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AMAG PHARMACEUTICALS, INC. CMN     COM    00163U106      6,000       150    SH          Share-Defined   1,2        150    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
CALL/AMAG(AVMAR)
   @ 90 EXP 01/16/2010             CALL   00163U106      1,000       224    SH    CALL  Share-Defined   1,2        224    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
CALL/AMAG(AVMAM)
   @ 65 EXP 01/16/2010             CALL   00163U106      3,000     1,000    SH    CALL  Share-Defined   1,2      1,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
ATS MEDICAL INC CMN                COM    002083103  2,907,000   900,000    SH          Share-Defined   1,2    900,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
AASTROM BIOSCIENCES INC CMN        COM    00253U107    288,000   937,752    SH          Share-Defined   1,2    937,752    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES CMN            COM    002824100  4,859,000    90,000    SH          Share-Defined   1,2     90,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
ABIOMED INC CMN                    COM    003654100  5,393,000   617,800    SH          Share-Defined   1,2    617,800    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
ACADIA PHARMACEUTICALS INC. CMN    COM    004225108    500,000   378,788    SH          Share-Defined   1,2    378,788    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
ADOLOR CORP CMN                    COM    00724X102  1,971,000 1,350,000    SH          Share-Defined   1,2  1,350,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
AETERNA ZENTARIS INC. CMN          COM    007975204    205,000   254,209    SH          Share-Defined   1,2    254,209    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC CMN                   COM    01642T108  1,166,000   123,900    SH          Share-Defined   1,2    123,900    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
AMICUS THERAPEUTICS INC CMN        COM    03152W109     68,000    17,205    SH          Share-Defined   1,2     17,205    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
ANADYS PHARMACEUTICALS,
   INC. CMN                        COM    03252Q408  6,330,000 3,000,000    SH          Share-Defined   1,2  3,000,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
ANTARES PHARMA, INC. CMN           COM    036642106  2,828,000 2,480,700    SH          Share-Defined   1,2  2,480,700    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
BAXTER INTERNATIONAL INC CMN       COM    071813109  4,401,000    75,000    SH          Share-Defined   1,2     75,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
BIOMIMETIC THERAPEUTICS,
   INC. CMN                        COM    09064X101  2,386,000   200,000    SH          Share-Defined   1,2    200,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
BIOSANTE PHARMACEUTICALS,
   INC. CMN                        COM    09065V203  1,937,000 1,335,904    SH          Share-Defined   1,2  1,335,904    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP.
   COMMON STOCK                    COM    101137107  4,275,000   475,000    SH          Share-Defined   1,2    475,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
CELERA CORP CMN                    COM    15100E106  1,380,000   200,000    SH          Share-Defined   1,2    200,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
COOPER COMPANIES INC (NEW) CMN     COM    216648402  1,906,000    50,000    SH          Share-Defined   1,2     50,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
CRYOLIFE INC CMN                   COM    228903100  1,284,000   200,000    SH          Share-Defined   1,2    200,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
CYTOKINETICS INC CMN               COM    23282W100     33,000    11,500    SH          Share-Defined   1,2     11,500    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
DENDREON CORP CMN                  COM    24823Q107  5,913,000   225,000    SH          Share-Defined   1,2    225,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
ENTREMED INC CMN                   COM    29382F103    480,000   600,000    SH          Share-Defined   1,2    600,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
EXACT SCIENCES CORP CMN            COM    30063P105  4,461,000 1,315,790    SH          Share-Defined   1,2  1,315,790    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
GREATBATCH INC CMN                 COM    39153L106    769,000    40,000    SH          Share-Defined   1,2     40,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
HEMISPHERX BIOPHARMA INC CMN       COM    42366C103    467,000   833,333    SH          Share-Defined   1,2    833,333    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
ICU MEDICAL INC CMN                COM    44930G107  1,002,000    27,500    SH          Share-Defined   1,2     27,500    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
IDENIX PHARMACEUTICALS,
   INC. CMN                        COM    45166R204     55,000    25,396    SH          Share-Defined   1,2     25,396    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
INSPIRE PHARMACEUTICALS
   INC CMN                         COM    457733103  7,866,000 1,425,000    SH          Share-Defined   1,2  1,425,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
INOVIO BIOMEDICAL CORP CMN         COM    45773H102    470,000   412,300    SH          Share-Defined   1,2    412,300    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON CMN              COM    478160104  3,221,000    50,000    SH          Share-Defined   1,2     50,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
CALL/MNKD(MWUBB)
   @  10 EXP 02/20/2010            CALL   56400P201    375,000     3,000    SH    CALL  Share-Defined   1,2      3,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
MATRIXX INITIATIVES INC CMN        COM    57685L105    360,000    85,000    SH          Share-Defined   1,2     85,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC CMN                  COM    585055106  1,100,000    25,000    SH          Share-Defined   1,2     25,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
MERIT MEDICAL SYS INC CMN          COM    589889104  5,099,000   265,000    SH          Share-Defined   1,2    265,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
MOLECULAR INSIGHT
   PHARMACEUTICALS, INC. CMN       COM    60852M104    449,000   199,673    SH          Share-Defined   1,2    199,673    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
NPS PHARMACEUTICALS INC CMN        COM    62936P103  2,533,000   745,000    SH          Share-Defined   1,2    745,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
NATUS MEDICAL INC DEL CMN          COM    639050103    740,000    50,000    SH          Share-Defined   1,2     50,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
NOVAVAX INC CMN                    COM    670002104    502,000   188,679    SH          Share-Defined   1,2    188,679    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
OCULUS INNOVATIVE
   SCIENCES, INC. CMN              COM    67575P108     49,000    26,557    SH          Share-Defined   1,2     26,557    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
OSIRIS THERAPEUTICS, INC. CMN      COM    68827R108    203,000    28,473    SH          Share-Defined   1,2     28,473    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
PONIARD PHARMACEUTICALS,
   INC. CMN                        COM    732449301  1,684,000   920,000    SH          Share-Defined   1,2    920,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
PUT/PARD(FQROZ)
   @  2.5 EXP 03/20/2010           PUT    732449301  1,453,000    13,515    SH    PUT   Share-Defined   1,2     13,515    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
RTI BIOLOGICS, INC. CMN            COM    74975N105  2,156,000   561,400    SH          Share-Defined   1,2    561,400    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
REPLIGEN CORP CMN                  COM    759916109    266,000    64,616    SH          Share-Defined   1,2     64,616    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
RIGEL PHARMACEUTICALS INC CMN      COM    766559603  7,665,000   806,015    SH          Share-Defined   1,2    806,015    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
SCICLONE PHARMACEUTICALS
   INC CMN                         COM    80862K104    234,000   100,500    SH          Share-Defined   1,2    100,500    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
STERIS CORP CMN                    COM    859152100    699,000    25,000    SH          Share-Defined   1,2     25,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
SUCAMPO PHARMACEUTICALS INC
   CMN CLASS A                     COM    864909106    189,000    46,831    SH          Share-Defined   1,2     46,831    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
SYMMETRY MEDICAL INC. CMN          COM    871546206    806,000   100,000    SH          Share-Defined   1,2    100,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
TALECRIS BIOTHERAPEUTICS
   CMN HOLDINGS CORP.              COM    874227101  1,114,000    50,000    SH          Share-Defined   1,2     50,000    0    NONE
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THERMO FISHER SCIENTIFIC
   INC CMN                         COM    883556102  6,438,000   135,000    SH          Share-Defined   1,2    135,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
CALL/UTHR(FUHAM)
  @  65 EXP 01/16/2010             CALL   91307C102      1,000       450    SH    CALL  Share-Defined   1,2        450    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
WRIGHT MED GROUP INC CMN           COM    98235T107  1,894,000   100,000    SH          Share-Defined   1,2    100,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
ZIOPHARM ONCOLOGY INC CMN          COM    98973P101  4,774,000 1,613,000    SH          Share-Defined   1,2  1,613,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
COVIDIEN PLC CMN                   COM    G2554F105  4,789,000   100,000    SH          Share-Defined   1,2    100,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
ORTHOFIX INTERNATIONAL CMN         COM    N6748L102  4,640,000   150,000    SH          Share-Defined   1,2    150,000    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
TRANSITION THERAPEUTICS INC        COM    893716209  4,214,000 1,170,512    SH          Share-Defined   1,2  1,170,512    0    NONE
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NEUROMETRIX INC.                   COM    641255104  4,080,000 1,651,917    SH          Share-Defined   1,2  1,651,917    0    NONE
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AMARIN CORPORATION PLC             COM    023111206 10,152,000 7,100,000    SH          Share-Defined   1,2  7,100,000    0    NONE
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BIODEL, INC.                       COM    09064M105  5,042,000 1,161,642    SH          Share-Defined   1    1,161,642    0    NONE
------------------------------------------------------------------------------------------------------------------------------------
INHIBITEX INC.                     COM    45719T103  1,438,000 1,562,500    SH          Share-Defined   1,2  1,562,500    0    NONE
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THRESHOLD PHARMACEUTICALS INC.     COM    885807206  3,770,000 2,094,239    SH          Share-Defined   1,2  2,094,239    0    NONE
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